Restatement of Prior Period Financial Statements (Tables)	12 Months Ended
Apr. 27, 2013
Correction to Each of Affected Line Items in Consolidated Balance Sheet and Consolidated Income Statement

The financial information included in the accompanying financial statements and notes thereto reflect the affects of the corrections and other adjustments described in the preceding discussion and tables.

Balance Sheet Data:	As of April 30, 2011
(In thousands, except per share data)	As Previously Reported	Corrections	Other Adjustments	Restated
Assets
Current assets:
Cash and cash equivalents	$59,429	—	—	$59,429
Receivables, net	150,294	—	—	150,294
Merchandise inventories, net	1,375,362	—	—	1,375,362
Prepaid expenses and other current assets	161,936	—	—	161,936

Total current assets	$1,747,021	—	—	$1,747,021

Property and equipment:
Land and land improvements	8,617	—	—	8,617
Buildings and leasehold improvements	1,204,108	—	—	1,204,108
Fixtures and equipment	1,670,488	—	—	1,670,488

	2,883,213	—	—	2,883,213
Less accumulated depreciation and amortization	2,178,562	—	—	2,178,562

Net property and equipment	704,651	—	—	704,651

Goodwill	524,113	—	—	524,113
Intangible assets, net	566,578	—	—	566,578
Other noncurrent assets	54,103	—	—	54,103

Total assets	$3,596,466	—	—	$3,596,466

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$949,010	(89,500)	—	$859,510
Accrued liabilities	474,575	14,939	52,072	541,586
Gift card liabilities	311,092	—	—	311,092

Total current liabilities	1,734,677	(74,561)	52,072	1,712,188

Long-term debt	313,100	—	—	313,100
Deferred taxes	280,132	(26,026)	—	254,106
Other long-term liabilities	448,647	—	(52,072)	396,575
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 90,465 shares issued	90	—	—	90
Additional paid-in capital	1,323,263	—	—	1,323,263
Accumulated other comprehensive loss	(11,630)	—	—	(11,630)
Retained earnings	562,379	100,587	—	662,966
Treasury stock, at cost, 33,410 shares	(1,054,192)	—	—	(1,054,192)

Total Shareholders’ equity	819,910	100,587	—	920,497

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$3,596,466	—	—	$3,596,466

Balance Sheet Data:	As of April 28, 2012
(In thousands, except per share data)	As Previously Reported	Corrections	Other Adjustments	Restated
Assets
Current assets:
Cash and cash equivalents	$54,131	—	—	$54,131
Receivables, net	160,497	9,450	—	169,947
Merchandise inventories, net	1,561,841	—	—	1,561,841
Prepaid expenses and other current assets	221,324	—	—	221,324

Total current assets	$1,997,793	9,450	—	$2,007,243

Property and equipment:
Land and land improvements	2,541	—	—	2,541
Buildings and leasehold improvements	1,196,764	—	—	1,196,764
Fixtures and equipment	1,784,492	—	—	1,784,492

	2,983,797	—	—	2,983,797
Less accumulated depreciation and amortization	2,361,142	—	—	2,361,142

Net property and equipment	622,655	—	—	622,655

Goodwill	519,685	—	—	519,685
Intangible assets, net	564,054	—	—	564,054
Other noncurrent assets	61,062	—	—	61,062

Total assets	$3,765,249	9,450	—	$3,774,699

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$959,423	(96,200)	—	$863,223
Accrued liabilities	546,495	18,598	47,026	612,119
Gift card liabilities	321,362	—	—	321,362

Total current liabilities	1,827,280	(77,602)	47,026	1,796,704

Long-term debt	324,200	—	—	324,200
Deferred taxes	268,774	(26,026)	—	242,748
Other long-term liabilities	405,065	8,464	(47,026)	366,503
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	192,273	—	—	192,273

Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 shares issued	91	—	—	91
Additional paid-in capital	1,340,909	—	—	1,340,909
Accumulated other comprehensive loss	(16,635)	—	—	(16,635)
Retained earnings	481,574	104,614	—	586,188
Treasury stock, at cost, 33,722 shares	(1,058,282)	—	—	(1,058,282)

Total Shareholders’ equity	747,657	104,614	—	852,271

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$3,765,249	9,450	—	$3,774,699

Statement of Operations Data:	Fiscal 2011
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$6,998,565	—	$6,998,565
Cost of sales and occupancy	5,205,712	(8,460)	5,197,252

Gross profit	1,792,853	8,460	1,801,313

Selling and administrative expenses	1,629,465	—	1,629,465
Depreciation and amortization	228,647	—	228,647

Operating income (loss)	(65,259)	8,460	(56,799)
Interest expense, net and amortization of deferred financing fees	(57,350)	—	(57,350)

Income (loss) before income taxes (benefit)	(122,609)	8,460	(114,149)
Income taxes (benefit)	(48,652)	3,376	(45,276)

Net income (loss)	(73,957)	5,084	(68,873)
Net loss attributable to noncontrolling interests	37	—	37

Net income (loss) attributable to Barnes & Noble, Inc.	$(73,920)	5,084	$(68,836)

Diluted income (loss) per common share

Net income (loss) attributable to Barnes & Noble, Inc.	$(1.31)	0.09	$(1.22)

Statement of Operations Data:	Fiscal 2012
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$7,129,199	—	$7,129,199
Cost of sales and occupancy	5,218,383	(6,700)	5,211,683

Gross profit	1,910,816	6,700	1,917,516

Selling and administrative expenses	1,739,452	—	1,739,452
Depreciation and amortization	232,667	—	232,667

Operating income (loss)	(61,303)	6,700	(54,603)
Interest expense, net and amortization of deferred financing fees	(35,304)	—	(35,304)

Income (loss) before income taxes (benefit)	(96,607)	6,700	(89,907)
Income taxes (benefit)	(27,740)	2,673	(25,067)

Net income (loss)	$(68,867)	4,027	$(64,840)

Diluted income (loss) per common share

Net income (loss)	$(1.41)	0.07	$(1.34)